Semi-Annual Report/June 30, 1997


WILLIAM BLAIR MUTUAL FUNDS, INC.

[WILLIAM BLAIR MUTUAL FUNDS, INC. LOGO]

GROWTH FUND
VALUE DISCOVERY FUND
INTERNATIONAL GROWTH FUND
INCOME FUND
READY RESERVES FUND

THIS REPORT HAS BEEN PREPARED FOR THE INFORMATION OF THE SHAREHOLDERS OF WILLIAM BLAIR MUTUAL FUNDS, INC. IT IS NOT TO BE CONSTRUED AS AN OFFERING TO SELL OR BUY ANY SECURITIES OF THE FUND. SUCH OFFERING IS MADE ONLY BY THE PROSPECTUS.


William Blair Mutual Funds, Inc.
222 West Adams Street
Chicago, Illinois 60606

                                       ---------------------------------------------------------------------------------
                                       OVERVIEW
                                       ---------------------------------------------------------------------------------
                                       PERFORMANCE HIGHLIGHTS
                                       ---------------------------------------------------------------------------------
                                       JUNE 30, 1997       1996      1995     1994      1993
                                       -------------      -------   ------   -------   -------
Growth Fund                                  10.2%           18.0%    29.1%      6.5%     15.5%
  S&P 500 Index                              20.6            23.3     37.5       1.3      10.0
Value Discovery Fund                         11.0               -        -         -         -
  Russell 2000 Index                         10.2            16.5     28.4      (1.8)     18.9
International Growth Fund                    15.5            10.2      7.2     (0.04)     33.6
  MSCI AC WLD ex US Index*                   11.6             6.7      9.9       6.6      34.9
  Lipper International Index                 14.0            14.4     10.0      (0.7)     39.2
Income Fund                                   3.1             3.0     14.4      (0.7)      7.8
  Lehman Intermediate Govt./
    Corp. Index                               2.8             4.1     15.3      (1.9)      8.8
Ready Reserves Fund                           4.9(a)          4.8      5.5       3.7       2.6
  S&P-rated AAA
    Money Market Funds                        4.8(a)          4.8      5.4       3.6       2.0

                                       ---------------------------------------------------------------------------------
                                       INVESTOR INFORMATION FOR THE PERIOD ENDED JUNE 30, 1997
                                       ---------------------------------------------------------------------------------
                                                 VALUE       INTERNATIONAL                READY
                                       GROWTH   DISCOVERY     GROWTH         INCOME      RESERVES
                                        FUND      FUND         FUND           FUND         FUND
                                      --------  ---------   -----------    ---------    -----------
Ending Net Assets (in millions)         $555      $20          $131          $151           $895
Portfolio Turnover Rate (%) (a)           49       28            99            86              -
Expense Ratio (%) (a)                    .83  1.50(b)          1.40           .68            .69
Sales Load                              None     None          None          None           None
Redemption Fees                         None     None          None          None           None
Exchange Fees                           None     None          None          None           None
12b-1 Fees                              None     None          None          None           None
                                      ----------------------------------------------------------------------------------
                                      * Morgan Stanley Capital International All Country World Free except U.S. Index.
                                      (a) Rates are annualized.
                                      (b) Without the waiver of expenses the expense ratio would have been 1.84%.

2   William Blair Mutual Funds, Inc.                                                                             June 30, 1997

-------------------------------------------------------------------------------
A LETTER FROM THE PRESIDENT
-------------------------------------------------------------------------------
[ROCKY BARBER PHOTO]
Dear Shareholders:


The first half of 1997 has been a very nervous, but rewarding, period with strong returns for both domestic and international equities. Our bond and money market funds had solid returns as interest rates remained stable.

The U.S. economy has continued to grow above expectations, leading to strong corporate earnings. At the same time, inflation has remained subdued. For investors Camelot seems right around the corner, with concerns about economic cycles and a recession nowhere in sight.

The reengineering of U.S. manufacturing and service capability has led to a seven year domestic bull market. Indeed, U.S. leadership is helping companies and countries around the world, and we look for our prosperity to spread in the years ahead, benefiting all free markets.

Getting back to the current situation, all of our funds are above their benchmarks year-to-date except for the Growth Fund, where our ownership of smaller/mid-cap stocks has continued to hinder our relative performance. The International Growth Fund was our top performer and our new Value Discovery Fund is off to an excellent start. Please spend a couple of minutes and take a closer look at the diversification that these funds offer.


Rocky Barber

June 30, 1997                                            Semi-Annual Report   3

                                --------------------------------------------------------------
                                GROWTH FUND
                                --------------------------------------------------------------
                                PERFORMANCE HIGHLIGHTS
                                --------------------------------------------------------------
                                JUNE 30, 1997        1996       1995      1994    1993
                                ----------------     ------     ------    ------  ------
Growth Fund                        10.2%            18.0%      29.1%     6.5%    15.5%
  S&P 500 Index                    20.6             23.3       37.5      1.3     10.0
  Russell 2000 Index               10.2             16.5       28.4     (1.8)    18.9

                                --------------------------------------------------------------
                                INVESTOR INFORMATION
                                --------------------------------------------------------------
                                JUNE 30, 1997(a)      1996       1995       1994    1993
                                ----------------     ------     ------     ------  ------
Ending Net Assets (in millions)       $555           $502       $363        $218  $150
Portfolio Turnover Rate (%)             49             43         32          46    55
Expense Ratio (%)                      .83            .79        .65         .71   .78
                                 -------------------------------------------------------------
                                 (a) Rates are annualized.


                                -----------------------------------------------
                                A LETTER FROM THE PORTFOLIO MANAGERS
                                -----------------------------------------------
                                [ROCKY BARBER PHOTO]

                                [MARK A. FULLER III PHOTO]

                                Dear Shareholders:

                                A near idyllic economic environment recharged investor enthusiasm in the second quarter. After two years of very strong returns, we have been as surprised as most market observers at the durability of this market. But the market has a practice of doing the unexpected, and the mid year scorecard is impressive. Indeed the large cap dominated S&P 500 Index is up more than 17% for the quarter and 20.6% for the year to date. Smaller stocks, after stumbling badly in the first quarter with negative returns, recovered quite nicely and showed gains comparable to larger stocks in the quarter, but remain well behind for the year. In fact, most stocks have gained well less than 20% this year, but the largest 50 companies by market capitalization, have increased 26% on average and have strongly influenced the total return of the index.

                                S&P 500 earnings now have increased for 22 consecutive quarters, reflecting the unusual durability of this economic expansion. Despite the advancing age of this cycle, earnings growth for many of the larger cap stocks have remained remarkably robust, averaging about 12-13% in the first quarter. Unfortunately, as we discussed last quarter, smaller cap earnings in general have not grown as rapidly, and have therefore been relatively less attractive to investors. The concentration of investor enthusiasm for the large cap global franchise company does give us some pause for the future. If there is any segment of the market that looks quite expensive relative to historical norms, it is the blue chips. We would much prefer to see the market's advance broaden out to include more companies, as it would likely signal improving health of the overall economy. Meanwhile, our valuation disciplines have caused us to reduce our largest cap holdings in recent months and recycle those funds to faster growing companies that can be bought at much more reasonable prices. We feel confident that the higher growth rate of the Fund's portfolio will look increasingly attractive relative to the S&P 500 index and many of the largest cap stocks as the pace of growth in the economy begins to wane, and blue chip earnings increases fall back into the single digit range.

4  William Blair Mutual Funds, Inc.                             June 30, 1997

In conclusion, we are excited to participate in this most exhilarating of times in the equity market, but are also balancing the market's current enthusiasm with well-grounded historical perspective. We believe that consistent attention to company fundamentals, coupled with sensitivity to valuation and risk, will produce outstanding results over time.


Rocky Barber                                                 Mark A. Fuller III

                --------------------------------------------------------------
                GROWTH FUND
                --------------------------------------------------------------
                ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000 WITH REINVESTMENT OF CAPITAL GAIN DISTRIBUTIONS AND INCOME DIVIDENDS

                            [GROWTH FUND LINE GRAPH]


                                      Growth     S&P
                                       Fund      500
                                                Index

 1/87                                $ 10,000  $ 10,000
12/87                                  10,800    10,500
12/88                                  11,600    12,300
12/89                                  15,100    16,200
12/90                                  14,800    15,700
12/91                                  21,300    20,400
12/92                                  23,000    22,000
12/93                                  26,500    24,200
12/94                                  28,200    24,500
12/95                                  36,500    33,700
12/96                                  43,000    41,500
12/97                                  47,400    50,000


June 30, 1997                                             Semi-Annual Report  5

 ................................................................................
GROWTH FUND
 ................................................................................
PORTFOLIO OF INVESTMENTS, JUNE 30, 1997 (all amounts in thousands) (unaudited)

----------------------------------------------------    --------
SHARES                                                    VALUE
----------------------------------------------------    --------
                                       COMMON STOCKS
                           APPLIED TECHNOLOGY--21.0%
  537      *Acxiom Corporation......................    $ 11,006
  470      *Airtouch Communications, Inc............      12,866
  202      *American Management Systems.............       5,391
  330      Automatic Data Processing, Inc...........      15,510
   78      *Catalina Marketing Corporation..........       3,739
  382      Cognizant Corporation....................      15,471
  500      First Data Corporation...................      21,969
  204      *NFO Research, Inc.......................       5,059
  288      *Paging Network, Inc.....................       2,530
   82      Reuters Holdings PLC (ADR)...............       5,142
  174      Shared Medical Systems Corporation.......       9,407
  537      *Sterling Commerce, Inc..................       8,301
                                                        --------
                                                         116,391
                                                        --------
HEALTHCARE-RELATED SPECIALTIES--18.4%
  204      *Amgen, Inc..............................      11,834
  103      Dentsply International, Inc..............       5,037
  288      *Elan Corporation PLC (ADR)..............      13,036
  274      *Health Care & Retirement Corporation....       9,159
  384      *Healthsouth Rehabilitation
           Corporation..............................       9,579
  250      Medtronic, Inc...........................      20,250
  314      Omnicare, Inc............................       9,856
   82      *Quintiles Transnational Corporation.....       5,693
  110      *R. P. Scherer Corporation...............       5,679
  130      Smithkline Beecham PLC (ADR).............      11,911
                                                        --------
                                                         102,034
                                                        --------
TECHNOLOGY--13.3%
  320      *Electronic Arts, Inc....................      10,760
   70      Intel Corporation........................       9,927
  150      Linear Technology Corporation............       7,763
  120      *Microsoft Corporation...................      15,165
  117      Molex Inc................................       4,279
  190      Molex, Inc., Class "A"...................       6,639
   95      *Oracle Corporation......................       4,786
  138      *Xilinx, Inc.............................       6,754
  280      *Zebra Technologies Corporation, Class
           "A"......................................       7,800
                                                        --------
                                                          73,873
                                                        --------
CONSUMER RETAIL--12.2%
  180      CVS Corporation..........................       9,225
  200      Home Depot, Inc..........................      13,788
  150      Lowes Companies, Inc.....................       5,569
  307      *Office Depot, Inc.......................       5,973
  405      *PetSmart, Inc...........................       4,662
  236      *Staples, Inc............................       5,481
   72      *Starbucks Corporation...................       2,785
  370      *Viking Office Products, Inc.............       7,030
  130      Walgreen Company.........................       6,971
  181      *Whole Foods Market, Inc.................       6,002
                                                        --------
                                                          67,486
                                                        --------

----------------------------------------------------    --------
SHARES                                                   VALUE
----------------------------------------------------    --------
COMMON STOCKS (CONTINUED)
FINANCIAL SERVICES--10.9%
  180      Associates First Capital Corp., Class
           "A"......................................    $  9,990
  446      *Credit Acceptance Corporation...........       5,747
  280      Federal Home Loan Mortgage Corporation...       9,625
   90      Household International, Inc.............      10,569
  260      MBNA Corporation.........................       9,522
  240      State Street Boston Corporation..........      11,100
  100      Travelers Property and Casualty, Class
           "A"......................................       3,987
                                                        --------
                                                          60,540
                                                        --------

BUSINESS SERVICES--8.0%
  170      *C K S Group, Inc........................       5,748
  106      Cintas Corporation.......................       7,262
  316      *Heartland Express, Inc..................       7,426
  203      *Knight Transportation, Inc..............       5,143
  125      *Robert Half International, Inc..........       5,893
  140      *Rural/Metro Corporation.................       4,076
  303      Wallace Computer Services, Inc...........       9,121
                                                        --------
                                                          44,669
                                                        --------
DISTRIBUTION--7.7%
  407      *Airgas, Inc.............................       8,069
  196      *Black Box Corporation...................       7,909
  100      Cardinal Health, Inc.....................       5,725
  213      *Gulf South Medical Medical Supply,
           Inc......................................       4,163
  299      *JP Foodservice, Inc.....................       8,565
  201      *MSC Industrial Direct Co., Class "A"....       8,053
                                                        --------
                                                          42,484
                                                        --------
INDUSTRIAL PRODUCTS--4.6%
  142      Danaher Corporation......................       7,216
  245      M.A. Hanna Company.......................       7,068
  300      Minerals Technologies, Inc...............      11,232
                                                        --------
                                                          25,516
                                                        --------
SPECIALTY CONSUMER SERVICES AND PRODUCTS--0.9%
  200      *CUC International, Inc..................       5,162
                                                        --------
TOTAL COMMON STOCK--97.0%
  (cost $364,041)...................................     538,155
                                                        --------
CONVERTIBLE BOND--.5%
$3,000     Sports Authority 5.25% Subordinated
             Debenture, due 9/15/01 (cost $2,731)...       2,798
                                                        --------
SHORT-TERM INVESTMENTS
4,139      Associates Corp. of North America Demand
             Note, 5.49%, due 7/1/97................       4,139
4,500      Ford Motor Credit Corporation, 5.54%,
             due 7/11/97............................       4,500
4,500      General Motors Acceptance Corporation,
             5.57%,   due 7/18/97...................       4,500
2,417      General Electric Capital Corporation,
             5.56%   due 7/25/97....................       2,417
                                                        --------
TOTAL SHORT-TERM INVESTMENTS--2.8%
  (cost $15,556)....................................      15,556
                                                        --------
TOTAL INVESTMENTS--100.3%...........................     556,509
LIABILITIES, PLUS CASH AND OTHER ASSETS--(0.3%).....      (1,695)
                                                        --------
NET ASSETS--100.0%..................................    $554,814
                                                        ========

---------------
* Non-income producing securities
ADR = American Depository Receipt

                See accompanying Notes to Financial Statements.

 6  William Blair Mutual Funds, Inc.                               June 30, 1997

                                    -----------------------------------------------------------------------
                                    VALUE DISCOVERY FUND
                                    ------------------------------------------------------------------------
                                    ------------------------------------------------------------------------
                                    PERFORMANCE HIGHLIGHTS
                                    ------------------------------------------------------------------------
                                     JUNE 30, 1997                    1996
                                    ------------------              --------
Value Discovery Fund (a)                           11.0%                -
 Russell 2000 Index                                10.2              16.5

                                    ------------------------------------------------------------------------
                                    INVESTOR INFORMATION
                                    ------------------------------------------------------------------------
                                     JUNE 30, 1997(b)                   1996
                                    --------------------              --------
Ending Net Assets (in millions)               $20                        $2
Portfolio Turnover Rate (%)                    28                         -
Expense Ratio (%)                         1.50(c)                         -
                                    -------------------------------------------------------------------------
                                    (a) Commencement of Operations - December 23, 1996.
                                    (b) Rates are annualized.
                                    (c) Without the waiver of expenses the expense ratio would have been 1.84%.

                                    --------------------------------------------
                                    A LETTER FROM THE PORTFOLIO MANAGERS
                                    --------------------------------------------

                                    [GLEN KLECZKA PHOTO]
                                    [DAVID MITCHELL PHOTO]


                                    Dear Shareholders:

                                    We are pleased to report to you that the performance of the Value Discovery Fund for the first half of 1997 was up 11.0%. This compares favorably to a variety of benchmarks, including the Russell 2000 (up 10.2%) and the Lipper Small Company Index (up 6.0%). The Russell 2000 is our primary performance benchmark, as it is composed entirely of small companies. The Lipper Small Company Index is a performance composite of mutual funds that focus on small company investments. It is our intention to be fully invested at all times. At June 30, the Fund's assets were 90% invested versus 65% at March 31, 1997 due to the Fund's startup. Fund performance gained in strength throughout the second quarter as greater proportions of assets were invested
                                    - the Value Discovery Fund was up 13.9% in the quarter. On a stocks-only basis, after removing the dampening effect of cash, the Fund returned 18.5% in the quarter. This also compares favorably with the Russell 2000 and Lipper Small Company Index.


                                    Typically we will have three categories of investments, approximately equal in representation - the "undiscovered" on which we are still early, those beginning to exhibit improving fundamentals that create discovery and those which have been discovered and are approaching valuations which would warrant sale. The Fund's strong performance, particularly during the second quarter, can be partially attributed to many of our holdings having graduated from the undiscovered camp. We expect this maturation process to continue for the balance of the year given that the portfolio building process is largely complete. Our process is value additive at the individual stock level not the economic sector level. As such, your assets were well-diversified across sectors and industries, with no significant weight variances versus the Russell 2000. Net assets totaled $20.1 million at the end of the quarter, and were invested in 45 securities. The projected earnings growth rate of Fund holdings outstripped that of the Russell 2000 at 16% versus 9%, respectively. Of particular note, the weighted price to earnings (1997 projected) ratio for your Fund stood at 13 times versus 22 times for the Russell 2000 and is reflective of our value philos-



June 30, 1997                                            Semi-Annual Report  7

                   [CAPPY PRICE PHOTO]



                   ophy which seeks to buy companies trading at material discounts from our estimates of intrinsic value. Finally, the Fund's portfolio had a 5-year historical average ROE identical to that of the Russell 2000.

                   The portfolio is currently invested in the stocks of small companies along the following lines: Micro-cap stocks (less than $300 million in market capitalization) comprised 62%, small-cap ($300 million to $1.5 billion) comprised 28% and cash comprised roughly 10%. The weighted average market capitalization of the Fund at quarter's end was $278 million, up from $207 million at March 31, 1997. We are pleased with the Fund's strong start, particularly in light of the recent challenging environment for small capitalization stocks, and remain committed to the discovery of companies whose prospects are underestimated by the market.

                   Glen Kleczka         David Mitchell           Cappy Price

                   ------------------------------------------------------------
                   VALUE DISCOVERY FUND
                   ------------------------------------------------------------
                   [VALUE DISCOVERY FUND LINE GRAPH]

                   ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000


                                      Value   Russell
                                    Discovery  2000
                                      Fund

12/31/96                             $10,000  $10,000
1/97                                  10,200   10,200
2/97                                  10,000   10,000
3/97                                   9,700    9,500
4/97                                   9,500    9,500
5/97                                  10,600   10,600
6/97                                  11,100   11,000



8  William Blair Mutual Funds, Inc.                             June 30, 1997

 ................................................................................
VALUE DISCOVERY FUND
 ................................................................................
PORTFOLIO OF INVESTMENTS, JUNE 30, 1997 (all amounts in thousands) (unaudited)

----------------------------------------------------    -------
SHARES                                                   VALUE
----------------------------------------------------    -------
COMMON STOCKS
FINANCIAL SERVICES--28.7%
  67       *ARM Financial Group, Inc................    $ 1,340
  18       Amcore Financial, Inc. ..................        491
  13       Amerus Life Holdings, Inc. Class 'A'.....        360
  18       C U Bancorp..............................        282
  17       Excel Realty Trust, Inc. ................        446
  17       Franklin Bank National Association.......        242
  41       *National Auto Finance Company, Inc. ....        277
  20       SCPIE Holdings, Inc. ....................        542
  17       Statewide Financial Corporation..........        306
  33       *Summit Holding Southeast, Inc. .........        561
  16       United Companies Financial Corporation...        460
  30       Winston Hotels, Inc. ....................        446
                                                        -------
                                                          5,753
                                                        -------

CONSUMER DISCRETIONARY--14.5%
  15       Arctic Cat, Inc. ........................        156
  33       Cadmus Communications Corporation........        516
  27       M/A/R/C, Inc. ...........................        531
  24       *Michaels Stores, Inc. ..................        509
  35       *Prosource, Inc. ........................        252
  32       *Rare Hospitality International, Inc. ...        397
  54       *Shoe Carnival, Inc. ....................        540
                                                        -------
                                                          2,901
                                                        -------

HEALTHCARE-RELATED SPECIALTIES--13.2%
  16       *ClinTrials Research, Inc. ..............        192
 113       *IBAH, Inc. .............................        403
   6       *KOS Pharmaceuticals Inc. ...............        153
  19       *Maxim Medical, Inc. ....................        327
  24       *Nitinol Medical Technologies, Inc. .....        355
  42       *Physician Reliance Network, Inc. .......        394
  94       *Procyte Corporation.....................        105
  43       *Safeguard Health Enterprises, Inc.......        460
   8       *Sierra Health Services, Inc. ...........        253
                                                        -------
                                                          2,642
                                                        -------
MATERIALS--8.9%
  10       *Citation Corporation....................        173
  78       Easco, Inc. .............................        760
  12       *N C I Building Systems, Inc. ...........        401
  19       Steel Technologies, Inc. ................        201
   7       *USG Corporation.........................        245
                                                        -------
                                                          1,780
                                                        -------

----------------------------------------------------    -------
SHARES                                                   VALUE
----------------------------------------------------    -------
COMMON STOCKS (CONTINUED)

TECHNOLOGY--8.5%
  56       *Digital Lightwave, Inc. ................    $   490
  19       *Integrated Circuit Systems, Inc. .......        431
  55       *Overland Data, Inc. ....................        296
  44       *Trident Microsystems, Inc. .............        495
                                                        -------
                                                          1,712
                                                        -------

PRODUCER DURABLES--8.0%
  11       *Doncasters PLC (ADR)....................        259
  40       LSI Industries, Inc. ....................        539
  27       *Omniquip International, Inc.............        624
           Penn Engineering & Manufacturing
  10       Corp. ...................................        186
                                                        -------
                                                          1,608
                                                        -------

TRANSPORTATION--3.8%
  13       *Landstar System, Inc. ..................        380
           *Safety Components International,
  38       Inc. ....................................        380
                                                        -------
                                                            760
                                                        -------

UTILITIES--2.4%
  22       Illinova Corporation.....................        488
                                                        -------

CONSUMER STAPLES--1.9%
  55       *Pete's Brewing Company..................        378
                                                        -------

TOTAL COMMON STOCK--89.9%
  (cost $16,080)....................................     18,022
                                                        -------
SHORT-TERM INVESTMENTS--4.9%
$995       Investors Bank & Trust Company
             Repurchase Agreement, due 7/1/97
           (cost $995)..............................        995

TOTAL INVESTMENTS--94.8%............................     19,017

CASH AND OTHER ASSETS, LESS LIABILITIES--5.2%.......      1,033
                                                        -------

NET ASSETS--100.0%..................................    $20,050
                                                        =======

---------------
* Non-income producing securities

ADR = American Depository Receipt

                See accompanying Notes to Financial Statements.

June 30, 1997                                             Semi-Annual Report   9

                                -----------------------------------------------------------------------------
                                INTERNATIONAL GROWTH FUND
                                -----------------------------------------------------------------------------
                                -----------------------------------------------------------------------------
                                PERFORMANCE HIGHLIGHTS
                                -----------------------------------------------------------------------------
                                JUNE 30, 1997    1996         1995     1994     1993
                                --------------   ----         ----     ----     ----
International Growth Fund             15.5%      10.2%        7.2%    (0.0)%    33.6%
MSCI AC WLD ex US Index*              11.6        6.7         9.9      6.6      34.9
  Lipper International                14.0       14.4        10.0     (0.7)     39.2



                                ------------------------------------------------------------------------------
                                INVESTOR INFORMATION
                                ------------------------------------------------------------------------------
                                JUNE 30, 1997(a)     1996       1995      1994     1993
                                ----------------   -------    --------   ------  --------
Ending Net Assets (in millions)        $131         $105        $90       $70     $40
Portfolio Turnover Rate (%)              99           89         77        40      83
Expense Ratio (%)                      1.40         1.44       1.48      1.51    1.71
                                -------------------------------------------------------------------------------
                                *Morgan Stanley Capital International All Country World Free except U.S. Index.
                                (a) Rates are annualized.

                                -----------------------------------------------
                                A LETTER FROM THE PORTFOLIO MANAGER
                                -----------------------------------------------

                                [W. GEORGE GREIG PHOTO]

                                Dear Shareholders:



                                The global backdrop of moderate, inflation-free growth and abundant capital flows continued in the first half of 1997, supporting stronger equity markets virtually worldwide. Policymakers, central bankers and corporate managers have turned unmistakably towards U.S.-based examples of deregulation and enhanced competitiveness in economic performance. Measures of corporate profitability, while still lower in Europe and Japan than the extraordinary levels of corporate America, are continuing to improve as growth slowly accelerates and shareholder value becomes a higher management priority. In emerging markets, stable and orthodox policy direction continues to mobilize both domestic and foreign capital, even in relatively disorganized economies such as Russia and China.



                                Although major issues remain unresolved nearly everywhere outside the U.S., the overall sense of the world's economic direction seems fairly clear. Europe's movement toward a broad single currency, to be implemented in 1999, still faces significant political challenges in light of conflicts between domestic constituencies and Europe-wide economic policy imperatives. It would not be surprising to see the markets' smooth-convergence scenario challenged by political backtracking over the next twelve months - but ultimately, monetary union seems unlikely to be abandoned. In Japan as well, the movement toward deregulation and a more open economy seems to be an irreversible structural change, in spite of inevitable resistance from entrenched bureaucratic interests. In India, Turkey, Mexico, Pakistan, Indonesia, Brazil, Taiwan and elsewhere, we continue to see the same pattern: political turbulence does not alter the course of economic reform.




10  William Blair Mutual Funds, Inc.                            June 30, 1997

                      In this setting, investment strategy defaults toward those companies, sectors and markets that benefit from - and work toward - the forces of change. We believe these forces favor growing companies with a strong commitment to enhancing returns at both the corporate and shareholder level.


                      W. George Greig

                      -----------------------------------------------
                      INTERNATIONAL GROWTH FUND
                      -----------------------------------------------
                      [INTERNATIONAL GROWTH FUND LINE GRAPH]


                      ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000 WITH REINVESTMENT OF CAPITAL GAIN DISTRIBUTIONS AND INCOME DIVIDENDS



                          International   MSCI All         Lipper
                              Growth    Country World   International
                               Fund       Free Ex US       Index

10/92                        $10,000       $10,000          10,000
12/92                         10,100         9,700           9,900
 6/93                         11,400        11,900          11,300
12/93                         13,500        13,100          13,700
 6/94                         14,000        11,400          13,700
12/94                         13,500        13,900          13,600
 6/95                         13,300        14,300          14,000
12/95                         14,500        15,300          15,000
 6/96                         15,700        16,100          16,300
12/96                         16,000        16,400          17,200
 6/97                         18,500        18,400          19,600




June 30, 1997                                           Semi-Annual Report  11

 ................................................................................
INTERNATIONAL GROWTH FUND
 ................................................................................
PORTFOLIO OF INVESTMENTS, JUNE 30, 1997 (all amounts in thousands) (unaudited)

---------------------------------------------------    --------
SHARES                                                  VALUE
---------------------------------------------------    --------
COMMON STOCKS--EUROPE--20.5%

AUSTRIA--1.4%
    10       VA Technologie AG (Industrial
               engineering)........................    $  1,830
                                                       --------

DENMARK--0.3%
     5       Martin Gruppen (Professional lighting
               systems)............................         388
                                                       --------

FINLAND--2.0%
    25       Nokia (AB) OY (Telecommunications
               equipment)..........................       1,886
     9       TT Tieto OY "B" shares
               (Consultants).......................         780
                                                       --------
                                                          2,666
                                                       --------

FRANCE--4.4%
    39       AXA Company (Multi-line insurance)....       2,424
     5       Le Carbone Lorraine (Specialty
               chemicals)..........................       1,216
    38       Lagardere Groupe (Industrial holding
               company)............................       1,103
     4       L.D.C. (Poultry processing)...........         696
    10       Louis Dreyfus Citrus (Food
               processing).........................         373
                                                       --------
                                                          5,812
                                                       --------

GERMANY--2.9%
    14       Adidas AG (Sporting goods)............       1,527
    19       *Leica Camera AG (Cameras)............         456
    10       Moebel Walther (Furniture stores).....         584
     9       SGL Carbon AG (Carbide/graphite
               specialities).......................       1,232
                                                       --------
                                                          3,799
                                                       --------

ITALY--2.6%
   200       Banca Popolare di Milano (Banking)....       1,198
    57       Carraro SpA (Auto components
               producer)...........................         291
   500       Euromobiliare S.I.M. SpA (Investment
               banking)............................         681
   400       Telecom Italia Mobile (Mobile
               telecommunications services)........       1,284
                                                       --------
                                                          3,454
                                                       --------

NETHERLANDS--1.7%
    31       Phillips Electronics NV (Diversified
               electronic products)................       2,219
                                                       --------

NORWAY--1.5%
    85       Saga Petroleum ASA (Integrated oil)...       1,484
    66       *Tandberg Television ASA (Digital
               broadcast equipment)................         491
                                                       --------
                                                          1,975
                                                       --------

SPAIN--0.1%
     4       SolMelia S.A. (Hotel management)......         157
                                                       --------

---------------------------------------------------    --------
SHARES                                                  VALUE
---------------------------------------------------    --------
COMMON STOCKS--EUROPE--(CONTINUED)

SWEDEN--1.8%
    50       Ericsson AB-B (Telecommunication
               equipment)..........................    $  1,967
    30       *Prosolvia AB-B (Computer software)...         461
                                                       --------
                                                          2,428
                                                       --------

SWITZERLAND--1.8%
     1       Holderbank Finan Glaris "B" shares
               (Building materials)................         943
     3       S.M.H. AG (Timepieces)................       1,426
                                                       --------
                                                          2,369
                                                       --------

COMMON STOCKS--UNITED KINGDOM--12.5%
    53       Abbott Mead Vickers PLC (Advertising
               and marketing services).............         575
   116       Capita Group PLC (Commercial
               services)...........................         455
   100       Compass Group (Food services)                1,122
    70       DFS Furniture Company (Furniture
               manufacturer/retailer)..............         655
   100       Emap PLC (Communications/media).......       1,238
   250       Firstbus PLC (Transportation
               services)...........................         866
    35       Games Workshop Group PLC (Toys).......         396
   150       Harvey Nichols Group PLC
               (Retail/department stores)..........         707
   240       Hays PLC (Distribution/personnel
               services)...........................       2,282
   200       Kwik-Fit Holdings PLC
               (Retail/automotive).................         899
    60       Misys PLC (Computer systems)..........       1,362
   125       Next PLC (Retail/apparel).............       1,413
   420       Rolls Royce PLC (Engineering).........       1,606
   100       Smith (W.H.) Group PLC
               (Retail/specialty)..................         599
   106       Standard Chartered PLC (Banking)......       1,614
    25       Wetherspoon (J.D.) PLC
               (Restaurants).......................         571
                                                       --------
                                                         16,360
                                                       --------

COMMON STOCKS--CANADA--4.2%
    45       *ATI Technologies (Computer
               accessories)........................         609
    45       *Anderson Exploration Ltd. (Oil and
               gas)................................         578
    25       *Imax Corp (Cinema equipment and
               operations).........................         621
    27       Newcourt Credit Group Inc. (Commercial
               finance)............................         727
    28       Northern Telecom (Telecommunications
               equipment)..........................       2,524
    70       *Synsorb Biotech (Pharmaceuticals)....         446
                                                       --------
                                                          5,505
                                                       --------

COMMON STOCKS--JAPAN--32.6%
    25       Aderans Company, Ltd (Wigs)...........         711
    15       Arrk Corporation (Testing products)...         321
    77       Anritsu Corporation (Electrical
               machinery)..........................       1,156
     5       Bellsystem24, Incorporated
               (Telemarketing).....................         742

 12  William Blair Mutual Funds, Inc.                              June 30, 1997

 ................................................................................
INTERNATIONAL GROWTH FUND
 ................................................................................
PORTFOLIO OF INVESTMENTS, JUNE 30, 1997 (all amounts in thousands) (unaudited)

---------------------------------------------------    --------
SHARES                                                  VALUE
---------------------------------------------------    --------
COMMON STOCKS--JAPAN--(CONTINUED)
             Canon, Incorporated (Computer and
    95         office equipment)...................    $  2,587
    51       Credit Saison (Credit cards)..........       1,237
   0.2       DDI Corporation (Telecom services)....       1,477
    75       Dai Nippon Screen (Precision machinery
               manufacturer).......................         707
    30       Fuji Photo Film (Photosensitive
               materials manufacturer).............       1,207
    15       Fuji Machine Manufacturing (Automated
               assembly machinery).................         543
    17       Hirose Electronics Company, Ltd
               (Connectors)........................       1,166
    30       Hoya Corporation (Specialty glass)....       1,335
    22       Ito En Ltd (Soft drinks)..............         497
     8       Keyence Corporation (Electronics).....       1,143
    26       Meiwa Estate Corporation, Ltd
               (Residential real estate)...........         567
    20       Meitec (Software engineering).........         595
   120       Minebea Company, Ltd (Miniature
               bearings)...........................       1,278
    40       NAC Company, Ltd (Commercial
               services)...........................         566
    10       Nichii Gakkan Company (Medical
               recordkeeping)......................         559
    16       Nichiei Company, Ltd (Commercial
               finance)............................       1,857
    20       Nintendo Company, Ltd (Video games)...       1,676
    10       Nissei ASB Machine Company, Ltd
               (Molding machinery).................         135
   100       Nomura Securities Company Ltd.
               (Investment banking)................       1,379
    18       Noritsu Koki Company, Ltd (Photo
               processing equipment)...............         888
    34       Oiles Corporation (Machinery).........       1,100
    20       Rohm Company (Electronic
               components).........................       2,025
    15       Ryohin Keikaku Company, Ltd
               (Retail/specialty)..................       1,184
    10       SMC Corporation (Machinery)...........         845
    20       Sakai Moving Service (Residential
               moving).............................         422
    14       Secom Company, Ltd (Services).........       1,028
    50       Shin-Etsu Chemical (Semiconductor
               silicon and PVC producer)...........       1,327
     3       Shohkoh Fund (Commercial finance).....         909
    30       Softbank Corporation (Software/IT
               distribution).......................       1,919
    41       Sony Corporation (Consumer
               electronics)........................       3,575
    95       Takeda Chemical Industries, Ltd
               (Pharmaceuticals)...................       2,670
     8       Tiemco Company, Ltd (Sporting
               goods)..............................         347
    15       World Company, Ltd (Apparel)..........         659
    20       Yamada Denki (Retailer/electronics)...         475
                                                       --------
                                                         42,814
                                                       --------

COMMON STOCKS--ASIA--4.4%

AUSTRALIA--0.9%
   202       QBE Insurance Group Ltd
               (Property-casualty insurers)........       1,219
                                                       --------

---------------------------------------------------    --------
SHARES                                                  VALUE
---------------------------------------------------    --------
COMMON STOCKS--ASIA--(CONTINUED)

HONG KONG--1.4%
   240       Asia Satellite Telecom Holdings
               (Satellite operations)..............    $    736
   250       Television Broadcasts Ltd.
               (Broadcasting)......................       1,123
                                                       --------
                                                          1,859
                                                       --------

MALAYSIA--1.2%
    90       Commerce Asset Holdings Berhad (Retail
               bank)...............................         237
   132       Malaysia Assurance Alliance
               (Insurance).........................         769
   158       YTL Corporation Berhad (Civil
               engineering and construction).......         487
    16       *YTL Power International Berhad (Power
               generation).........................          20
                                                       --------
                                                          1,513
                                                       --------

SINGAPORE--0.9%
   115       City Developments (Property developers
               and owners).........................       1,126
                                                       --------

COMMON STOCKS--EMERGING ASIA--5.4%

CHINA--1.2%
   600       *First Tractor Company-H (Agricultural
               equipment mfg)......................         395
 1,200       Founder (Hong Kong) Ltd (Publishing
               software)...........................         813
   270       Shenzhen Fangda Company Ltd (Building
               materials)..........................         392
                                                       --------
                                                          1,600
                                                       --------

INDONESIA--2.8%
   195(a)    PT Bank Bali (Banking)................         521
   350       PT Daya Guna Samudera (Fishery
               products)...........................         630
   300       PT Kawasan Industrial Jababeka
               (Industrial estates development)....         401
    60       *PT Lauten Luas (Specialty
               chemicals)..........................          73
   150(a)    PT Ramayana Lestari Sentosa (Retail
               department store)...................         432
   375(a)    PT Steady Safe (Public
               transportation).....................         439
   325(a)    PT Telecomunikasion
               (Telecommunications)................         531
   160       PT United Tractors (Heavy equipment
               sales)..............................         592
                                                       --------
                                                          3,619
                                                       --------

PHILIPPINES--0.4%
 1,000       C & P Homes (Housing development).....         375
   770       Davao Union Cement Corp. (Cement).....          90
                                                       --------
                                                            465
                                                       --------

SOUTH KOREA--1.0%
     7       Dae Duck Electronics (Electronics)....         410
     6       Samsung Electronics (Electronics).....         472
     3       Sungmi Telecom Co. (Telecommunication
               equipment)..........................         372
                                                       --------
                                                          1,254
                                                       --------

June 30, 1997                                            Semi-Annual Report   13

 ................................................................................
INTERNATIONAL GROWTH FUND
 ................................................................................
PORTFOLIO OF INVESTMENTS, JUNE 30, 1997 (all amounts in thousands) (unaudited)

---------------------------------------------------    --------
SHARES                                                  VALUE
---------------------------------------------------    --------
COMMON STOCKS--EMERGING EUROPE/AFRICA--6.1%

EGYPT--0.3%
    20       *MISR International Bank ADR
               (Banking)...........................    $    338
                                                       --------

GREECE--0.6%
    18       Goody S.A. (Retail restaurants).......         492
    27       Sarantis (Cosmetics distribution).....         325
                                                       --------
                                                            817
                                                       --------

HUNGARY--0.7%
     6       Gedeon Richter RT (Pharmaceuticals)...         552
     8       Pannonplast Plastics Industries (PVC
               manufacturing)......................         401
                                                       --------
                                                            953
                                                       --------

ISRAEL--0.3%
    13       *Orbotech Limited (Computer testing
               equipment)..........................         398
                                                       --------
PAKISTAN--0.3%
   188       *Adamjee Insurance Co. (Insurance)....         422
                                                       --------

POLAND--0.6%
    14       *Agros Holdings, "C" Shares (Food)....         384
    44       Electrim S.A. (Telecommunication/wire
               manufacturing)......................         383
                                                       --------
                                                            767
                                                       --------

SOUTH AFRICA--2.7%
    75       Ellerine Holdings, Limited
               (Retail/Specialty)..................         534
   200       General Mining Union Corp. (Mining)...         921
    47       Liberty Life Association of Africa
               (Life/health insurance).............       1,274
   400       Macmed Health Care, Limited (Medical
               products and equipment).............         357
   506       Metro Cash & Carry, Limited (Food
               wholesale/retail)...................         446
                                                       --------
                                                          3,532
                                                       --------

TURKEY--0.6%
 3,000       Akcansa Cimento (Cement)..............         415
 7,200       Vestel Electronic Sanayi (Audio/visual
               electronics manufacturing)..........         403
                                                       --------
                                                            818
                                                       --------
COMMON STOCKS--LATIN AMERICA--6.8%

ARGENTINA--0.5%
    22       Banco Frances Rio Plata ADR
               (Banking)...........................         710
                                                       --------

---------------------------------------------------    --------
SHARES OR AMOUNT                                        VALUE
---------------------------------------------------    --------
COMMON STOCKS--LATIN AMERICA--(CONTINUED)

BRAZIL--3.6%
10,700       Duratex (Wood products mfg)...........    $    567
26,700       *Embraer Empresa Bras Aero (Aircraft
               manufacturing)......................         546
 9,500       Ericsson Telecomunicacoes
               (Telecomunicacones equipment).......         557
    63       *Latas de Aluminio (Aluminum cans and
               paper production)...................         477
12,000       Telebras S.A. (Telecommunication
               service)............................       1,629
 1,067       Telecomunicacoes de Brazil S.A........         466
15,000       Votorantim Celulose Papel
               (Telecommunication service).........         432
                                                       --------
                                                          4,674
                                                       --------

CHILE--0.7%
    17       Laboratorio Chile S.A. ADR (Generic
               drugs)..............................         482
     6       Quimica y Minera Chile ADR (Mining)...         382
                                                       --------
                                                            864
                                                       --------

MEXICO--1.5%
   130       *Acer Computec Latino America
               (Personal computers)................         452
    70       Corporacion Industrial San Luis (Auto
               parts)..............................         518
    50       Grupo Elektra S.A.
               (Retail/specialty)..................         547
   175       Soriana S.A. (Retail/specialty).......         438
                                                       --------
                                                          1,955
                                                       --------

PERU--0.5%
   253       Telefonica de Peru
               (Telecommunication).................         663
                                                       --------

TOTAL COMMON STOCK--92.4%
    (cost $101,923)................................     121,342
                                                       --------

SHORT TERM INVESTMENTS--5.0%
$6,543       Investors Bank & Trust Company........       6,543
                                                       --------
               Repurchase Agreement
               (cost $6,543)

TOTAL INVESTMENTS--97.4%...........................     127,885

CASH AND OTHER ASSETS, LESS LIABILITIES--2.6%......       3,470
                                                       --------

      NET ASSETS--100.0%...........................    $131,355
                                                       ========

---------------
* Non-income producing securities
ADR = American Depository Receipt
(a) Foreign registered securities (Alien Market)

At June 30, 1997, the Fund's Portfolio of Investments includes the following categories: Electronic Technology - 17%; Finance - 16%; Producer Manufacturing - 9%; Consumer Durables - 9%; Retail - 8%; Commercial Services - 7%; Utilities - 5%; Consumer Services - 5%; Health - 5%; Process Industries - 5%; Consumer Non-durables - 4%; Technology Services - 3%; Industrial Services - 2%; Metals and Mining - 2%; Energy - 2%; and Transportation - 1%.

 14  William Blair Mutual Funds, Inc.                              June 30, 1997


                                    -----------------------------------------------------------------------------
                                    INCOME FUND
                                    -----------------------------------------------------------------------------
                                    -----------------------------------------------------------------------------
                                    PERFORMANCE HIGHLIGHTS
                                    -----------------------------------------------------------------------------
                                    JUNE 30, 1997          1996       1995        1994       1993
                                    -------------        -------    -------     -------     ------
Income Fund                              3.1%              3.1%      14.4%        (0.7)%     7.8%
  Lehman Intermediate Govt./
    Corp. Index                          2.8               4.1       15.3         (1.9)      8.8


                                    -----------------------------------------------------------------------------
                                    INVESTOR INFORMATION
                                    -----------------------------------------------------------------------------
                                    JUNE 30, 1997(a)      1996      1995       1994         1993
                                    ----------------    -------    ------     ------      --------
Ending Net Assets (in millions)         $151              $150      $147       $144         $204
Portfolio Turnover Rate (%)               86                66        54         63          114
Expense Ratio (%)                        .68               .70       .68        .68          .70
                                    ------------------------------------------------------------------------------
                                    (a) Rates are annualized.

                                    -------------------------------------------
                                    A LETTER FROM THE PORTFOLIO MANAGER
                                    -------------------------------------------
                                    [BENTLEY M. MYER PHOTO]

                                    Dear Shareholders:

                                    There was a big shift in expectations
                                    during the first half of 1997. In the
                                    fourth quarter of 1996, Real Gross Domestic
                                    Product grew at the fairly healthy rate of 3.8%. However, growth in the first quarter of 1997 accelerated further to 5.9% and the Federal Reserve Board responded by raising short-term interest rates for the first time in nearly two years. There are likely to be more increases unless the economy starts to show signs of slowing on a more consistent basis.

                                    Intermediate and long-term interest rates responded after the Fed's change in mid-March. Rates increased by about 75 basis points fairly quickly but have since retraced some of that move. We held on to our increased cash position until May and then took advantage of the higher yields by buying U.S. Treasury notes. The portfolio mix continues to be U.S. Treasury notes and more conservative mortgage-backed securities.

                                    We paid our increased monthly dividend of $.0525 per share during the first half of 1997 and are now in the process of reviewing that rate to see if it can be increased. However, our more conservative policy will be continued so that we do not pay out more than we are earning on a current basis.

June 30, 1997                                          Semi-Annual Report  15

                             --------------------------------------------------
                             INCOME FUND
                             --------------------------------------------------

                             ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000 WITH REINVESTMENT OF CAPITAL GAIN DISTRIBUTIONS AND INCOME DIVIDENDS





                                 Income     Lehman
                                  Fund    Intermediate
                                        Govt./Corp. Index
 9/90                            $10,000    $10,000
12/90                             10,300     10,400
 6/91                             10,800     10,900
12/91                             12,000     11,900
 6/92                             12,400     12,300
12/92                             12,800     12,800
 6/93                             13,600     13,600
12/93                             13,800     13,900
 6/94                             13,600     13,500
12/94                             13,700     13,600
 6/95                             14,900     15,000
12/95                             15,700     15,700
 6/96                             15,700     15,700
12/96                             16,200     16,400
 6/97                             16,700     16,800



16  William Blair Mutual Funds, Inc.                             June 30, 1997

 ................................................................................
INCOME FUND
 ................................................................................
PORTFOLIO OF INVESTMENTS, JUNE 30, 1997 (all amounts in thousands) (unaudited)

----------------------------------------------------    -------
PRINCIPAL
AMOUNT                                                   VALUE
----------------------------------------------------    -------
U.S. GOVERNMENT AND U.S. GOVERNMENT AGENCY
  GUARANTEED OBLIGATIONS--65.8%

U.S. TREASURY--32.9%
$10,322       U.S. Treasury Note, 5.750%, due
              8/15/03...............................    $ 9,972
 15,500       U.S. Treasury Note, 7.250%, due
              5/15/04...............................     16,164
  5,000       U.S. Treasury Note, 7.250%, due
              8/15/04...............................      5,216
 12,650       U.S. Treasury Note, 7.875%, due
              11/15/04..............................     13,654
  4,500       U.S. Treasury Note, 7.000%, due
              7/15/06...............................      4,633
-------                                                 -------
 47,972       Total U.S. Treasury Obligations.......     49,639
-------                                                 -------
U.S. GOVERNMENT GUARANTEED OBLIGATIONS--10.7%

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  ADJUSTABLE RATE MORTGAGE--5.9%
  4,336       7.125%, due 9/20/21...................      4,447
  4,356       7.000%, due 2/20/22...................      4,463
-------                                                 -------
  8,692       Total Government National Mortgage
-------         Association Adjustable Rate
                Mortgages...........................
                                                          8,910
                                                        -------

FEDERAL HOUSING AUTHORITY--2.8%

  4,106       9.680%, due 3/1/25....................      4,259
-------                                                 -------


SMALL BUSINESS ADMINISTRATION--1.1%
     --       Receipt for Multiple Originator Fees,
                #3 0.785%, due 11/8/08 (Interest
                Only) WAC...........................      1,372

    335       Loan #100023, 9.375%, due 11/25/14....        349
-------                                                 -------

    335       Total Small Business Administration
-------         Obligations.........................      1,721
                                                        -------


   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION II--0.9%

     16       12.000%, due 2/20/00..................         17

     21       12.500%, due 2/20/15..................         24

    570       11.000%, due 3/20/16..................        638

     16       10.500%, due 6/20/19..................         17

    428       11.000%, due 8/20/19..................        479

     62       10.500%, due 8/20/20..................         68

     73       10.500%, due 9/20/20..................         79
                                                        -------
-------
  1,186       Total Government National Mortgage
-------         Association Obligations.............      1,322
                                                        -------

      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.0%

     10       12.500%, due 4/15/14..................         12

     42       13.000%, due 11/15/14.................         47
                                                        -------
-------
     52       Total Government National Mortgage
-------         Association Obligations.............
                                                             59
                                                        -------

----------------------------------------------------    -------
PRINCIPAL
AMOUNT                                                   VALUE
----------------------------------------------------    -------
U.S. GOVERNMENT GUARANTEED
  OBLIGATIONS--(CONTINUED)

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  MOBILE HOME--0.0%
$     9       9.750%, due 3/15/98...................    $     9
     12       9.750%, due 1/15/99...................         13
-------                                                 -------
     21       Total Government National Mortgage
-------         Association Mobile Home
                Obligations.........................         22
                                                        -------

U.S. GOVERNMENT AGENCY GUARANTEED OBLIGATIONS--22.2%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--10.8%
    650       1991-79, Tranche S, 16.596% FR, due
                7/25/98.............................        686

    491       11.250%, due 12/15/11.................        543

    484       12.250%, due 12/15/11.................        549

     53       13.250%, due 8/1/14...................         53

    493       12.000%, due 4/25/17..................        559

  1,444       12.000%, due 5/1/17...................      1,639

  3,901       9.500%, due 5/1/17....................      4,155

  1,013       8.500%, due 2/1/22....................      1,054
  2,640       1992-200, Tranche SE, 11.500%, due
                11/23/22............................      2,650
    266       1993-19, Tranche SH, 11.234%, due
              4/25/23...............................        271

  3,831       9.500%, due 2/1/25....................      4,097
-------                                                 -------


 15,266       Total FNMA Mortgage Obligations.......     16,256
-------                                                 -------


FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--7.8%
    403       #1475, Tranche SC, 9.457% FR, due
              2/15/08...............................        378
  4,657       #1544, Tranche TM, 9.3028%, due
              7/1/08................................      4,692
  1,092       #1693, Tranche S +, 5.725%, due
              9/15/08...............................        902
  3,108       #555280, Pass Through, 8.500% , due
              9/1/17................................      3,233
    603       #1492, Tranche SE, 10.133%, due
              3/15/23...............................        555
  2,017       #1542, Tranche S, 14.346%, due
-------       7/15/23...............................      2,056
                                                        -------


 11,880       Total FHLMC Mortgage Obligations......     11,816
-------                                                 -------


FEDERAL HOME LOAN BANKS (FHLB)--3.6%
  5,500       #BJ-03, Tranche 1, 6.750%, due
              10/24/03..............................      5,497
                                                        -------
-------
 95,010       Total U.S. Government and U.S.
-------         Government Agency Guaranteed
                Obligations.........................     99,501
                                                        -------


June 30, 1997                                            Semi-Annual Report   17

 ................................................................................
INCOME FUND
 ................................................................................
PORTFOLIO OF INVESTMENTS, JUNE 30, 1997 (all amounts in thousands) (unaudited)

-------------------------------------------    ------    --------
PRINCIPAL                                       S&P
 AMOUNT                                        RATING     VALUE
-------------------------------------------    ------    --------
[C]            [S]                             [C]       [C]
COLLATERALIZED MORTGAGE OBLIGATIONS--22.2%
$  3,256       Prudential Home Mortgage
                 Securities Corp., 1992-45,
                 Tranche A-8, 6.370% FR,
                 due 1/25/00...............     AAA      $  3,133
   1,244       Polk Co. HFA, 1991-1,
                 Tranche A-2, 9.550%, due
                 1/15/11...................     AAA         1,289
  12,955       Morgan Keegan Funding I,
                 L.P., 8.000%, due
                 4/25/11...................     AA-        13,097
     162       Mortgage Obligation
                 Structured Trust, 1993-1,
                 Tranche A-1, 6.350%, due
                 10/25/18..................     AAA           162
   5,385       Citicorp, 1993-2, Tranche
                 A-4, 7.500%, due
                 7/25/21...................     AAA         5,416
     159       Residential Finance Corp.,
                 1991-11, Tranche A-2,
                 10.000%, due 4/01/21......      AA           161
     848       Residential Trust Corp.,
                 1992-2, Tranche A, 7.943%,
                 due 8/25/21...............      AA           862
     191       Resolution Trust Corp.,
                 1991-3, Tranche A-2,
                 10.372%, due 8/25/21......     AAA           199
   3,298       Bear Stearns, 1992-3B1,
                 7.577%, due 5/25/23.......      AA         3,430
     764       Resolution Trust Corp.,
                 1992-5, Tranche 5-C,
                 8.621%, due 1/25/26.......      AA           784
   4,978       Independent National
--------         Mortgage Corp., 1996-D
                 A-2, 7.000%, due
                 5/25/26...................     AAA         4,953
                                                         --------

  33,240       Total Collateralized
--------         Mortgage Obligations......
                                                           33,486
                                                         --------



-------------------------------------------    ------    --------
PRINCIPAL                                       S&P
 AMOUNT                                        RATING     VALUE
-------------------------------------------    ------    --------
[C]            [S]                             [C]       [C]

CORPORATE OBLIGATIONS--2.0%

   1,250       Sears, Roebuck Corp. Medium
                 Term Note, 9.75%, due
                 3/21/00...................      A-         1,353
   1,500       Household Finance Corp.
                 Medium Term Note, 10.38%,
                 due 12/15/00..............       A         1,675
                                                         --------
--------
   2,750       Total Corporate
                 Obligations...............                 3,028
                                                         --------
--------
 131,000       TOTAL LONG-TERM
--------         INVESTMENTS--90.0%
                 (Cost $136,233)...........               136,015
                                                         --------


SHORT TERM INVESTMENTS--8.9%
$  3,453       Associates Corp. of North
                 America Demand Note,
                 5.497%, due 7/1/97........    A-1+      $  3,453
   3,000       General Motors Acceptance
                 Corp., 5.640%, due
                 7/7/97....................     A-2         3,000
   2,475       General Motors Acceptance
                 Corp., 5.600%, due
                 8/1/97....................     A-2         2,475
   1,500       General Motors Acceptance
                 Corp., 5.570%, due
                 8/25/97...................     A-2         1,500
   3,000       Merrill Lynch Commercial
                 Paper, 5.580%, due
                 9/16/97...................    A-1+         3,000
--------                                                 --------
  13,428       TOTAL SHORT-TERM
--------         INVESTMENTS--8.9%
                 (Cost $13,428)............                13,428
                                                         --------
                                                          149,443

$144,428       TOTAL INVESTMENTS--98.9%....
========
               CASH AND OTHER ASSETS, LESS
                 LIABILITIES--1.1%.........                 1,675
                                                         --------

               NET ASSETS--100.0%..........              $151,118
                                                         ========

---------------
WAC= Weighted Average Coupon

FR= Floating Rate

                See accompanying Notes to Financial Statements.

18  William Blair Mutual Funds, Inc.                              June 30, 1997

                                           -----------------------------------------------------------
                                           READY RESERVES FUND
                                           -----------------------------------------------------------
                                           -----------------------------------------------------------
                                           PERFORMANCE HIGHLIGHTS
                                           -----------------------------------------------------------
                                           JUNE 30, 1997(a)     1996       1995     1994     1993
                                           ----------------    ------     ------   ------   ------
Ready Reserves Fund                            4.9%            4.8%        5.5%     3.7%     2.6%
S&P-rated AAA Money
  Market Funds                                 4.8             4.8         5.4      3.6      2.0


                                          ------------------------------------------------------------
                                          INVESTOR INFORMATION
                                          ------------------------------------------------------------
                                          JUNE 30, 1997(a)     1996        1995     1994     1993
                                          -----------------   -------     ------   ------   ------
Ending Net Assets (in millions)                 $895           $761        $704    $521      $477
Expense Ratio (%)                                .69            .71         .72     .71       .71
                                          -------------------------------------------------------------
                                          (a) Rates are annualized.

                                          -------------------------------------
                                          A LETTER FROM THE PORTFOLIO MANAGER
                                          -------------------------------------

                                          [BENTLEY M. MYER PHOTO]

                                          Dear Shareholders:


                                          The change in Federal Reserve Board
                                          policy was the big story in the first
                                          half of 1997. Short-term rates were
                                          raised after the March meeting and
                                          expectations for more increases
                                          quickly developed with longer maturity
                                          money market rates moving well above
                                          overnight rates. With this move to
                                          higher rates, we began the process of
                                          extending our maturities. We started
                                          the year with an average maturity of
                                          37 days and by the end of the first
                                          half it was up to 44 days.  We did
                                          this by purchasing some longer
                                          maturity commercial paper and, more
                                          recently, some longer maturity
                                          fixed-rate government agency notes.
                                          Assets grew quite a bit early in the
                                          period reaching a peak of $975 million
                                          in May. There have been some
                                          withdrawals since then and assets are
                                          currently about $895 million.

                                          There were some problems recently with
                                          a commercial paper issuer whose notes
                                          were held by several, more
                                          aggressively managed money market
                                          funds. There was no impact on
                                          shareholders in this case, as the
                                          advisors contributed capital to insure
                                          that the $1.00 net asset value was
                                          maintained. We did not own any of this
                                          paper but the problems moved us to
                                          re-double our efforts to maintain a
                                          very high quality profile in our fund.
                                          We continue to believe that safety of
                                          principal is our most important
                                          objective and we will continue to
                                          manage the fund with that foremost in
                                          our minds.


June 30, 1997                                           Semi-Annual Report  19

 ................................................................................
READY RESERVES FUND
 ................................................................................
PORTFOLIO OF INVESTMENTS, JUNE 30, 1997 (all amounts in thousands) (unaudited)

-----------------------------------------------    ---------
                                                   AMORTIZED
                                                     COST
-----------------------------------------------    ---------
U.S. GOVERNMENT AGENCY GUARANTEED--4.9%
  Agency for International Development,
    VRN--Peru
    5.828%, 7/1/97.............................    $  2,333
  Federal Home Loan Mortgage Corp., VRN
    6.50%-7.00%, 7/1/97-2/1/98.................      26,099
  Student Loan Marketing Association, VRN
    5.555%, 7/1/97.............................      15,000
                                                   --------
                                                     43,432
                                                   --------
DEMAND NOTE--0.0%
  Associates Corporation of North America, VRN
    5.497%, 7/1/97.............................          73
                                                   --------

COMMERCIAL PAPER--95.1%
INSURANCE--24.2%
  A. I. Credit Corporation
    5.64%, 9/2/97..............................       2,651
  American General Finance Corporation
    5.59%-5.63%, 7/15/97-9/16/97...............      29,322
  Aon Corporation
    5.67%-5.70%, 7/7/97-7/30/97................      31,437
  Marsh & McLennan Companies
    5.70%, 9/5/97..............................       4,856
  Met Life Funding, Inc.
    5.53%-5.62%, 7/8/97-8/28/97................      28,846
  Prudential Funding Corporation
    5.59%-5.64%, 7/16/97-10/8/97...............      45,432
  SAFECO Credit Corporation
    5.54%-5.63%, 7/11/97-9/12/97...............      43,756
  USAA Capital Corporation
    5.54%-5.67%, 7/24/97-10/7/97...............      29,522
                                                   --------
                                                    215,822
                                                   --------
FINANCE--18.8%
  Associates Corporation of North America
    5.55%-5.61%, 7/3/97-10/10/97...............      41,564
  Associates First Capital Corporation
    5.59%-5.60%, 7/10/97-8/28/97...............       9,661
  AVCO Financial Services, Inc.
    5.66%, 8/1/97..............................       7,961
  Block Financial Corporation
    5.63%-5.65%, 8/4/97-8/5/97.................       4,473
  CIT Group Holdings
    5.59%-5.65%, 8/14/97-9/3/97................      26,308
  Household Finance Corp.
    5.58%-5.64%, 7/2/97-7/30/97................      38,921
  Norwest Financial, Inc.
    5.55%-5.65%, 7/11/97-10/14/97..............      38,624
                                                   --------
                                                    167,512
                                                   --------

-----------------------------------------------    ---------
                                                   AMORTIZED
                                                     COST
-----------------------------------------------    ---------
COMMERCIAL PAPER--(CONTINUED)

MANUFACTURING--15.3%
  John Deere Capital Corporation
    5.60%, 8/6/97..............................    $  8,950
  Ford Motor Credit Company of Puerto Rico,
    Inc.
    5.61%-5.63%, 7/14/97-7/31/97...............      22,869
  General Electric Capital Corporation
    5.59%, 9/8/97..............................       4,792
  General Electric Capital Services of Puerto
    Rico, Inc.
    5.61%-5.64%, 7/9/97-10/6/97................      38,927
  General Electric Company
    5.57%-5.65%, 7/1/97-8/1/97.................      47,581
  Paccar Financial Corporation
    5.57%, 8/26/97-9/5/97......................      13,337
                                                   --------
                                                    136,456
                                                   --------

BROKERAGE--7.7%
  Merrill Lynch & Company, Inc.
    5.57%-5.63%, 7/14/97-9/2/97................      31,184
  Morgan Stanley Group, Inc.
    5.60%-5.62%, 7/9/97-7/22/97................      37,907
                                                   --------
                                                     69,091
                                                   --------

ENERGY--7.6%
  Chevron U.K. Investment PLC
    5.48%-5.68%, 7/17/97-8/26/97...............      48,363
  Mobil Australia Finance Corporation
    5.60%-5.62%, 8/11/97.......................      19,872
                                                   --------
                                                     68,235
                                                   --------

CHEMICAL/FOREST--7.0%
  DuPont (E.I.) De Nemours & Co.
    5.33%-5.54%, 7/8/97-10/30/97...............      21,075
  Great Lakes Chemical Corporation
    5.55%-5.60%, 7/11/97-9/11/97...............      24,930
  Monsanto Co.
    5.62%-5.65%, 7/9/97-8/14/97................      16,623
                                                   --------
                                                     62,628
                                                   --------

UTILITIES--ENERGY & GAS--5.0%
  National Rural Utilities Cooperative Finance
    Corporation
    5.53%-5.64%, 8/8/97-9/29/97................      44,572
                                                   --------

ELECTRONIC/TECHNOLOGY--3.1%
  Pitney Bowes Credit Corporation
    5.55%-5.66%, 8/18/97-11/17/97..............      28,094
                                                   --------

20  William Blair Mutual Funds, Inc.                              June 30, 1997

 ................................................................................
READY RESERVES FUND
 ................................................................................
PORTFOLIO OF INVESTMENTS, JUNE 30, 1997 (all amounts in thousands) (unaudited)

-----------------------------------------------    ---------
                                                   AMORTIZED
                                                     COST
-----------------------------------------------    ---------
COMMERCIAL PAPER--(CONTINUED)

MEDIA/ENTERTAINMENT--2.6%
  Dun & Bradstreet Corporation
    5.60%-5.63%, 8/13/97-9/9/97................    $ 18,844
  McGraw-Hill Companies, Inc.
    5.55%, 7/11/97.............................       4,698
                                                   --------
                                                     23,542
                                                   --------

DRUGS/HEALTH--1.5%
  Schering-Plough Corporation
    5.62%-5.67%, 8/19/97-10/14/97..............      13,726
                                                   --------
UTILITIES--TELEPHONE--1.5%
  Ameritech Capital Funding Corporation
    5.53%, 9/25/97.............................       2,269
  Bell South Capital Funding Corporation
    5.52%, 9/18/97.............................      11,138
                                                   --------
                                                     13,407
                                                   --------

-----------------------------------------------    ---------
                                                   AMORTIZED
                                                     COST
-----------------------------------------------    ---------
COMMERCIAL PAPER--(CONTINUED)

BANKING--0.5%
  Morgan (J.P.) & Company, Inc.
    5.54%, 10/1/97.............................    $  4,539
                                                   --------

FOOD/BEVERAGE/TOBACCO--0.3%
  Campbell Soup Company
    5.60%, 7/14/97.............................       3,099
                                                   --------

TOTAL COMMERCIAL PAPER.........................     850,723
                                                   --------

TOTAL INVESTMENTS--100.0%......................     894,228

CASH AND OTHER ASSETS, LESS
  LIABILITIES--0.0%............................         290
                                                   --------

NET ASSETS--100.0%.............................    $894,518
                                                   ========

PORTFOLIO WEIGHTED AVERAGE MATURITY............     44 Days

---------------
VRN = Variable Rate Note

                See accompanying Notes to Financial Statements.

June 30, 1997                                            Semi-Annual Report   21

 ................................................................................
STATEMENTS OF ASSETS AND LIABILITIES
 ................................................................................
JUNE 30, 1997 (all amounts in thousands) (unaudited)

                                   ----------------------------------------------------------
                                                  VALUE   INTERNATIONAL                 READY
                                    GROWTH    DISCOVERY          GROWTH    INCOME    RESERVES
                                      FUND         FUND            FUND      FUND        FUND
                                   --------   ---------   -------------   --------   --------
ASSETS
Investments, at market (cost
  $382,328; $17,075; $108,466;
  $149,661;and $894,229,
  respectively)................... $556,509    $19,017      $127,885      $149,443   $894,229
Cash..............................       --      1,070        10,180            99          1
Receivable for:
  Fund shares sold................      414         17           890            75      9,909
  Investments sold................       --         80            47           111         --
  Interest and dividends..........      343         13           146         1,619        325
  Foreign currency sold...........       --         --         2,064            --         --
  Foreign withholding tax.........        3         --           139            --         --
Deferred organization costs.......       --         37             5            --         --
Other assets......................       12         --            --             1          5
                                   --------    -------      --------      --------   --------
      Total assets................  557,281     20,234       141,356       151,348    904,469
LIABILITIES
Payable for:
  Fund shares redeemed............      560         33            51           141      7,687
  Investments purchased...........    1,491         --         7,767            --         --
  Foreign currency purchased......       --         --         2,046            --
  Dividends.......................       --         --            --            --      1,735
  Management fee and organization
    costs (Notes 1 and 2).........      335         99           120            76        453
Other.............................       81         52            17            13         76
                                   --------    -------      --------      --------   --------
      Total liabilities...........    2,467        184        10,001           230      9,951
                                   --------    -------      --------      --------   --------
         Net assets............... $554,814    $20,050      $131,355      $151,118   $894,518
                                   ========    =======      ========      ========   ========
CAPITAL
Capital stock ($0.001 par value
  37,374; 1,806; 8,152; 14,692;
  and 894,623 shares issued and
  outstanding, respectively)...... $     37    $     2      $      8      $     15   $    894
Paid-in-surplus...................  366,376     18,212       102,085       156,354    893,729
Net unrealized appreciation
  (depreciation) on investments
  and foreign currency
  transactions....................  174,181      1,942        19,419          (218)        --
Accumulated undistributed net
  realized gain (loss) on
  investments and foreign currency
  transactions....................   14,431       (189)        9,632        (5,833)      (108)
Undistributed net investment
  income (loss)...................     (211)        83           211           800          3
                                   --------    -------      --------      --------   --------
         Net assets............... $554,814    $20,050      $131,355      $151,118   $894,518
                                   ========    =======      ========      ========   ========
Net asset value per share......... $  14.85    $ 11.10      $  16.11      $  10.29   $   1.00
                                   ========    =======      ========      ========   ========

 22  William Blair Mutual Funds, Inc.                              June 30, 1997

 ................................................................................
STATEMENTS OF OPERATIONS
 ................................................................................
JUNE 30, 1997 (all amounts in thousands) (unaudited)

                                   ---------------------------------------------------------
                                                 VALUE     INTERNATIONAL               READY
                                   GROWTH    DISCOVERY            GROWTH   INCOME   RESERVES
                                     FUND         FUND              FUND     FUND       FUND
                                   ------    ---------     -------------   ------   --------
INVESTMENT INCOME
  Interest........................ $   850    $  150        $   160      $5,383   $24,408
  Dividends.......................   1,111        49            880         --         --
  Less foreign tax withheld.......      (9)       --           (103)        --         --
                                   -------    ------        -------      ------   -------
                                     1,952       199            937      5,383     24,408
EXPENSES
  Investment advisory fees........   1,912        89            603        450      2,641
  Custodian fees..................      60         4            106         18        102
  Transfer agent fees.............      59         6              9         12        168
  Professional fees...............      26        21             27         22         27
  Registration fees...............       8         6              9          5         45
  Organization costs..............      --         4              5         --         --
  Miscellaneous...................      98        12             18          1         70
                                   -------    ------        -------      ------   -------
    Total expenses before waiver..   2,163       142            777        508      3,053
      Less expenses waived and
         absorbed by Company......      --       (26)            --         --         --
                                   -------    ------        -------      ------   -------
    Net investment income
      (loss)......................    (211)       83            160      4,875     21,355
Net realized and unrealized gain
  (loss) on investments, foreign
  currency transactions and other
  assets and liabilities..........  13,754      (189)        10,167        286         (1)
                                   -------    ------        -------      ------   -------
  Total net realized gain
    (loss)........................  13,754      (189)        10,167        286         (1)
Change in net unrealized
  appreciation/(depreciation) on
  investments, and other assets
  and liabilities.................  36,284     1,942          6,248       (753)        (1)
                                   -------    ------        -------      ------   -------
Net increase in net assets
  resulting from operations....... $49,827    $1,836        $16,575      $4,408   $21,354
                                   =======    ======        =======      ======   =======

June 30, 1997                                            Semi-Annual Report   23

 ................................................................................
STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................
FOR THE SIX MONTHS ENDED JUNE 30, 1997 AND THE YEAR ENDED DECEMBER 31, 1996 (all amounts in thousands) (unaudited)

                                   ------------------------------------------------------------------------------------------
                                                                       VALUE              INTERNATIONAL
                                                GROWTH             DISCOVERY                     GROWTH                INCOME
                                                  FUND                  FUND                       FUND                  FUND
                                   -------------------   -------------------   ------------------------   -------------------
                                     1997       1996      1997      1996(A)      1997         1996          1997       1996
                                     ----       ----      ----      -------      ----         ----          ----       ----
OPERATIONS
 Net investment income (loss)..... $   (211)  $   (336)  $    83        --     $    160     $    197      $  4,875   $  9,106
  Net realized gain (loss) on
    investments and foreign
    currency transactions and
    other assets and
    liabilities...................   13,754     27,804      (189)       --       10,167        3,539           286     (2,156)
  Change in net unrealized
    appreciation (depreciation) on
    investments and other assets
    and liabilities...............   36,284     43,376     1,942        --        6,248        6,539          (753)    (2,404)
                                   --------   --------   -------    ------     --------     --------      --------   --------
  Net increase (decrease) in net
    assets resulting from
    operations....................   49,827     70,844     1,836        --       16,575       10,275         4,408      4,546
DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income............       10       (343)       --        --            1         (491)(b)    (4,187)    (8,980)
  Net realized gain...............       --    (19,503)       --        --           --       (3,125)           --         --
                                   --------   --------   -------    ------     --------     --------      --------   --------
                                         10    (19,846)       --        --            1       (3,616)       (4,187)    (8,980)
CAPITAL STOCK TRANSACTIONS
 Shares sold......................   72,544    165,769    16,404     2,175       21,768       29,640         8,840     28,857
  Shares issued in reinvestment of
    income dividends and capital
    gain distributions............       (5)    18,035        --        --           (2)       3,461         3,003      6,494
  Less shares redeemed............  (69,336)   (96,064)     (365)       --      (12,135)     (24,374)      (10,952)   (28,281)
                                   --------   --------   -------    ------     --------     --------      --------   --------
Change from capital stock
  transactions....................    3,203     87,740    16,039     2,175        9,631        8,727           891      7,070
                                   --------   --------   -------    ------     --------     --------      --------   --------
  Change in net assets............   53,040    138,738    17,875     2,175       26,207       15,386         1,112      2,636
Net assets
  Beginning of period.............  501,774    363,036     2,175        --      105,148       89,762       150,006    147,370
                                   --------   --------   -------    ------     --------     --------      --------   --------
  End of period................... $554,814   $501,774   $20,050    $2,175     $131,355     $105,148      $151,118   $150,006
                                   ========   ========   =======    ======     ========     ========      ========   ========
Undistributed net investment
  income (loss) at the end of the
  period.......................... $   (211)        --   $    83        --     $    211           --      $    800   $    113
                                   ========   ========   =======    ======     ========     ========      ========   ========
CAPITAL STOCK TRANSACTIONS
 Shares sold......................    5,405     12,563     1,624       218        1,440        2,196           865      2,771
  Shares issued in reinvestment of
    income dividends and capital
    gain distributions............       --      1,351        --        --           --          253           294        630
  Less shares redeemed............   (5,240)    (7,220)      (36)       --         (828)      (1,751)       (1,069)    (2,735)
                                   --------   --------   -------    ------     --------     --------      --------   --------
Change from capital stock
  transactions....................      165      6,694     1,588       218          612          698            90        666
                                   ========   ========   =======    ======     ========     ========      ========   ========

                                    -----------------------
                                                      READY
                                                   RESERVES
                                                       FUND
                                    -----------------------
                                       1997         1996
                                       ----         ----
OPERATIONS
 Net investment income (loss).....  $   21,355   $   34,173
  Net realized gain (loss) on
    investments and foreign
    currency transactions and
    other assets and
    liabilities...................          (1)        (107)
  Change in net unrealized
    appreciation (depreciation) on
    investments and other assets
    and liabilities...............          --           --
                                    ----------   ----------
  Net increase (decrease) in net
    assets resulting from
    operations....................      21,354       34,066
DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income............     (21,355)     (34,170)
  Net realized gain...............          --           --
                                    ----------   ----------
                                       (21,355)     (34,170)
CAPITAL STOCK TRANSACTIONS
 Shares sold......................   1,685,982    2,994,231
  Shares issued in reinvestment of
    income dividends and capital
    gain distributions............      19,197       33,371
  Less shares redeemed............  (1,571,468)  (2,970,683)
                                    ----------   ----------
Change from capital stock
  transactions....................     133,711       56,919
                                    ----------   ----------
  Change in net assets............     133,710       56,815
Net assets
  Beginning of period.............     760,808      703,993
                                    ----------   ----------
  End of period...................    $894,518     $760,808
                                    ==========   ==========
Undistributed net investment
  income (loss) at the end of the
  period..........................  $        3   $        3
                                    ==========   ==========
CAPITAL STOCK TRANSACTIONS
 Shares sold......................   1,685,982    2,994,231
  Shares issued in reinvestment of
    income dividends and capital
    gain distributions............      19,197       33,371
  Less shares redeemed............  (1,571,468)  (2,970,683)
                                    ----------   ----------
Change from capital stock
  transactions....................     133,711       56,919
                                    ==========   ==========

---------------
(a) For the period from December 23, 1996 (Commencement of Operations) to December 31, 1996.

(b) Includes $160 relating to PFIC transactions which are treated as ordinary income for Federal income tax purposes.

 24  William Blair Mutual Funds, Inc.                              June 30, 1997

 ................................................................................
NOTES TO FINANCIAL STATEMENTS
 ................................................................................
(unaudited)

(1) SIGNIFICANT ACCOUNTING POLICIES

(a) Description of the Fund

William Blair Mutual Funds, Inc. (the "Fund") is a no-load, open-end diversified mutual fund currently consisting of five portfolios, each with its own investment objective and policies.

The Growth Fund is a portfolio whose principal objective is to provide long-term appreciation of capital by investing in well-managed companies in growing industries.

The Value Discovery Fund, which commenced operations on December 23, 1996, is a portfolio whose principal objective is to seek long-term capital appreciation by investing with a value discipline primarily in the securities of small companies.

The International Growth Fund is a portfolio which invests primarily in common stocks issued by companies domiciled outside the United States and securities convertible into, exchangeable for, or having the right to buy such common stocks. The investment objective of the portfolio is long-term capital appreciation through investment in well-managed, quality, growth companies.

The Income Fund is a portfolio designed to provide investors with as high a level of current income as is consistent with preservation of capital.

The Ready Reserves Fund is a money market portfolio designed for investors who are looking for professional management of their reserve assets. The Ready Reserves Fund portfolio seeks to obtain maximum current income consistent with preservation of capital and invests exclusively in high quality money market instruments.

All of the portfolio's investments are subject to market fluctuations.

(b) Investment Securities

Equity securities traded on national securities markets are valued at the last sale price or, in the absence of a sale on the date of valuation, at the latest bid price. Long-term fixed-income securities are valued by using market quotations or independent services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. The value of a foreign security is determined based upon its sale price on the foreign exchange or market on which it is primarily traded as of the close of the appropriate exchange or, if there have been no sales on the date of valuation at the latest bid price. Other securities are valued at fair value as determined in good faith by the Board of Directors. Short-term securities in all Funds except Ready Reserves Fund are valued at cost which approximates market value. Securities in Ready Reserves Fund are valued on the amortized cost method. Under this method, any premium or discount, as of the date an investment security is acquired, is amortized on a straight-line basis to maturity.

Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available. Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on an identified cost basis.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Variable rate bonds and floating rate notes earn interest at a coupon rate which fluctuates at specific time intervals. The interest rates shown in the Income Fund and Ready Reserves Fund Portfolios of Investments are the rates in effect at June 30, 1997.

(c) Share Valuation and Dividends to Shareholders

Shares are sold and redeemed on a continuous basis at net asset value. Each Fund determines net asset value per share by dividing the value of its assets, less liabilities, by the number of shares outstanding as of the earlier of 3:00 p.m. or the daily close of business of the New York Stock Exchange for Growth Fund, Value Discovery Fund and International Growth Fund or on each day when New York banks are open for business (except Good Friday) for Income Fund and Ready Reserves Fund. Dividends from net investment income of the Growth Fund, Value Discovery Fund and International Growth Fund are declared at least annually. Dividends from the Income Fund and Ready Reserves Fund are declared monthly and daily, respectively. Capital gain distributions, if any, are declared annually in December. Dividends payable to shareholders are recorded on the ex-dividend date. Dividends are determined in accordance with Federal income tax principles which may treat certain transactions differently from generally accepted accounting principles.

(d) Repurchase Agreements

The Fund may enter into repurchase agreements with its custodian, whereby the Fund acquires ownership of a debt security and the custodian agrees, at the time of the sale, to repurchase the debt security from the Fund at a mutually agreed upon time and price. The

June 30, 1997                                            Semi-Annual Report   25

Fund's policy is to take possession of securities under repurchase agreements. The Fund minimizes credit risk by (i) monitoring credit exposure of the custodian and (ii) monitoring collateral value on a daily basis.

(e) Foreign Currency Translation and Forward Foreign Currency Contracts

All assets and liabilities of the International Growth Fund denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the day of valuation. The International Growth Fund may enter into forward foreign currency contracts as a means of managing the risks associated with changes in exchange rates for the purchase or sale of a specific amount of a particular foreign currency. Additionally, from time to time, the Fund may enter into contracts to hedge the value, in U.S. dollars, of securities it currently owns. Forward foreign currency contracts and foreign currencies are valued at the forward and current exchange rates, respectively, prevailing on the day of valuation. Gains and losses from foreign currency transactions associated with purchases and sales of investments are included with the net realized or unrealized gain or loss on investments.

(f) Income Taxes

Each Fund intends to comply with the special provisions of the Internal Revenue Code available to regulated investment companies and, therefore, no provision for Federal income taxes has been made in the accompanying financial statements since the Funds intend to distribute their taxable income to their shareholders and be relieved of all Federal income taxes. At December 31, 1996, the Fund's most recent tax year-end, the Income Fund and the Ready Reserves Fund have capital loss carryforwards of $6,121,000 and $107,000, respectively. These loss carryforwards, which expire in 2004, can be used to offset net capital gains.

A reclassification of $7,737,000 was made in 1996 in the capital accounts of the Growth Fund from accumulated undistributed net realized gain on investments into paid-in surplus to reflect a difference between financial and income tax basis reporting resulting from an in-kind redemption of fund shares.

The International Growth Fund has elected to mark-to-market its investment in Passive Foreign Investment Companies ("PFIC's") for Federal income tax purposes. In accordance with this election, the fund recognized unrealized appreciation of $133,000 and $414,000 in 1996 and 1995, respectively. In addition, the fund recorded net realized gains of $132,000 on sales of PFIC's during 1996, of which $105,000 had been recognized in prior years. Dividends to shareholders from net investment income included $160,000 and $414,000 relating to PFIC's during 1996 and 1995, which are treated as ordinary income from Federal income tax purposes.

(g) Organization Costs

The initial organization costs of the Value Discovery Fund and International Growth Fund have been paid by William Blair & Company L.L.C. (the "Company"). The Funds will reimburse the Company for the amount of such expenses not exceeding $50,000. The deferred organization costs are being amortized on the straight-line method and repaid to the Company over a five year period.

(2) INVESTMENT ADVISORY, TRANSACTIONS WITH AFFILIATES AND DIRECTOR'S FEES

The Company provides investment advisory and other administrative and accounting services to the Funds under terms of the Management Agreement. The Funds pay the Company a monthly fee determined as a specified percentage of average daily net assets. A summary of the annual rates expressed as a percentage of average daily net assets, are as follows:

Growth Fund                                                    0.75%
Value Discovery Fund                                           1.15%
International Growth Fund                                      1.10% of the first $250 million
                                                               1.00% in excess of $250 million
Income Fund                                                    0.25% of the first $250 million
                                                               0.20% in excess of $250 million
                                                               5.00% of gross income
Ready Reserves Fund                                            0.625% of the first $250 million
                                                               0.600% of the next $250 million
                                                               0.575% of the next $2 billion
                                                               0.550% in excess of $2.5 billion

The Company has voluntarily agreed to waive the Value Discovery Fund's advisory fee and to absorb other operating expenses if total expenses exceed 1.50% of average daily net assets.

The Funds paid fees of $26,000 to non-affiliated directors of the Funds for the period ended June 30, 1997.

 26  William Blair Mutual Funds, Inc.                              June 30, 1997

(3) INVESTMENT TRANSACTIONS

Investment transactions, excluding money market instruments, for the period ended June 30, 1997, are as follows:

                                                                              Value  International
                                                                 Growth   Discovery         Growth         Income
                                                                   Fund        Fund           Fund           Fund
                                                               --------    ---------    -------------    --------
                                                                           (all amounts in thousands)
Purchases..................................................    $117,579    $ 17,437       $ 57,518       $ 61,454
Proceeds from sales and maturities.........................     120,224       1,168         52,063         53,676
Gross unrealized appreciation (depreciation) at June 30,
  1997 is as follows:
  Unrealized appreciation..................................    $185,247    $  2,965       $ 22,034       $  1,287
  Unrealized depreciation..................................      11,066       1,023          2,615          1,505
                                                               --------    --------       --------       --------
Net unrealized appreciation (depreciation).................    $174,181    $  1,942       $ 19,419       $   (218)
                                                               ========    ========       ========       ========

Cost of investments is the same for financial statement and Federal income tax purposes except for International Growth Fund where the cost is $109,562.

 ................................................................................
FINANCIAL HIGHLIGHTS
 ................................................................................
GROWTH FUND
 ................................................................................

                                                                                  YEARS ENDED DECEMBER 31,
                                   SIX MONTHS ENDED   ----------------------------------------------------
                                   JUNE 30, 1997(A)       1996       1995       1994       1993       1992
                                   ----------------   --------   --------   --------   --------   --------
Net asset value, beginning of
  period..........................     $ 13,480       $ 11.900   $  9.600   $  9.730   $  9.390   $  9.490
Income from investment operations:
  Net investment income (loss)....        (.005)         (.010)      .034       .027       .035       .045
  Net realized and unrealized gain
    on investments................        1.375          2.144      2.750       .581      1.389       .671
                                       --------       --------   --------   --------   --------   --------
Total from investment
  operations......................        1.370          2.134      2.784       .608      1.424       .716
Less distributions from:
  Net investment income...........           --           .010       .030       .025       .035       .047
  Net realized gain...............           --           .544       .454       .713      1.049       .769
                                       --------       --------   --------   --------   --------   --------
Total distributions...............           --           .554       .484       .738      1.084       .816
                                       --------       --------   --------   --------   --------   --------
Net asset value, end of period....     $ 14.850       $ 13.480   $ 11.900   $  9.600   $  9.730   $  9.390
                                       ========       ========   ========   ========   ========   ========
Total return (%)..................        10.16          17.99      29.07       6.45      15.51       7.61
Ratios to average daily net assets
  (%):
  Expenses........................          .83            .79        .65        .71        .78        .83
  Net investment income (loss)....         (.01)          (.08)       .34        .32        .38       1.34
Supplemental data:
  Net assets at end of period (in
    thousands)....................     $554,814       $501,774   $363,036   $217,560   $150,046   $111,082
  Portfolio turnover rate (%).....           49             43         32         46         55         27
  Average commission rate.........     $  .0599       $  .0621

---------------
(a) Rates are annualized.

June 30, 1997                                            Semi-Annual Report   27

 ................................................................................
VALUE DISCOVERY FUND
 ................................................................................

                                   SIX MONTHS ENDED
                                   JUNE 30, 1997(A)   1996(B)
                                   ----------------   -------
Net asset value, beginning of
  period..........................     $10.000        $10.000
Income from investment operations:
  Net investment income (loss)....        .046             --
  Net realized and unrealized gain
    on investments................       1.054             --
                                      --------        -------
Total from investment
  operations......................       1.100             --
Less distributions from:
  Net investment income...........          --             --
  Net realized gain...............          --             --
                                      --------        -------
Total distributions...............          --             --
                                      --------        -------
Net asset value, end of period....     $11.100        $10.000
                                      ========        =======
Total return (%)..................       11.00             --
Ratios to average daily net assets
  (%):
  Expenses(c).....................        1.50             --
  Net investment income(c)........        1.08             --
Supplemental data:
  Net assets at end of period (in
    thousands)....................     $20,050        $     2
  Portfolio turnover rate (%).....          28             --
  Average commission rate.........     $ .0600

---------------

(a) Ratios are annualized except total returns for periods of less than one year.

(b) For the period December 23, 1996 (Commencement of Operations) to December 31, 1996.

(c) Without the waiver of expenses in 1997, the expense ratio would have been 1.84% and the net investment income ratio would have been .74%.

 28  William Blair Mutual Funds, Inc.                              June 30, 1997

 ................................................................................
INTERNATIONAL GROWTH FUND
 ................................................................................

                                                                    YEARS ENDED DECEMBER 31,
                                   SIX MONTHS ENDED   --------------------------------------              PERIOD ENDED
                                   JUNE 30, 1997(A)       1996      1995      1994      1993   DECEMBER 31, 1992(A)(B)
                                   ----------------   --------   -------   -------   -------   -----------------------
Net asset value, beginning of
  period..........................     $ 13.950       $ 13.120   $12.360   $13.180   $10.130           $10.000
Income from investment operations:
  Net investment income (loss)....         .019           .029      .105      .016      .008             (.011)
  Net realized and unrealized gain
    (loss) on investments,
    foreign currency and other
    assets and liabilities........        2.141          1.299      .785     (.025)    3.401              .141
                                       --------       --------   -------   -------   -------          --------
Total from investment
  operations......................        2.160          1.328      .890     (.009)    3.409              .130
Less distributions from:
  Net investment income...........           --           .068(c)    .130(c)    .024      --                --
  Net realized gain...............           --           .430        --      .714      .359                --
  Tax return of capital...........           --             --        --      .073(d)      --               --
                                       --------       --------   -------   -------   -------          --------
Total distributions...............           --           .498      .130      .811      .359                --
                                       --------       --------   -------   -------   -------          --------
Net asset value, end of period....     $ 16.110       $ 13.950   $13.120   $12.360   $13.180           $10.130
                                       ========       ========   =======   =======   =======          ========
Total return (%)..................        15.48          10.20      7.22      (.04)    33.65              1.30
Ratios to average daily net assets
  (%):
  Expenses(e).....................         1.40           1.44      1.48      1.51      1.71              1.88
  Net investment income
    (loss)(e).....................          .14            .19       .87       .15       .11              (.56)
Supplemental data:
  Net assets at end of period (in
    thousands)....................     $131,355       $105,148   $89,762   $70,403   $40,298           $10,767
  Portfolio turnover rate (%).....           99             89        77        40        83                 5
  Average commission rate.........       $.0027         $.0051

---------------

(a) Ratios are annualized except total returns for periods less than one year.

(b) For the period October 1, 1992 (Commencement of Operations) to December 31, 1992.

(c) Includes $.022 and $.061 in PFIC transactions which are treated as ordinary income for Federal income tax purposes for 1996 and 1995, respectively.

(d) Includes $431 relating to a tax return of capital.

(e) Without the waiver of expenses in 1993 and 1992, the expense ratios would have been 2.08% and 2.55% and the net investment income (loss) ratios would have been (.25)% and (1.22)%, respectively.

June 30, 1997                                            Semi-Annual Report   29

 ................................................................................
INCOME FUND
 ................................................................................

                                                                                  YEARS ENDED DECEMBER 31,
                                   SIX MONTHS ENDED   ----------------------------------------------------
                                   JUNE 30, 1997(A)       1996       1995       1994       1993       1992
                                   ----------------   --------   --------   --------   --------   --------
Net asset value, beginning of
  period..........................     $ 10.270       $ 10.570   $  9.850   $ 10.580   $ 10.600   $ 10.770
Income from investment operations:
  Net investment income...........         .336           .619       .646       .661       .651       .832
  Net realized and unrealized gain
    (loss) on investments.........        (.027)         (.309)      .732      (.741)      .159      (.089)
                                       --------       --------   --------   --------   --------   --------
Total from investment
  operations......................         .309           .310      1.378      (.080)      .810       .743
Less distributions:
  Net investment income...........         .289           .610       .658       .646       .651       .827
  Net realized gain...............           --             --         --       .004       .179       .086
                                       --------       --------   --------   --------   --------   --------
Total distributions...............         .289           .610       .658       .650       .830       .913
                                       --------       --------   --------   --------   --------   --------
Net asset value, end of period....     $ 10.290       $ 10.270   $ 10.570   $  9.850   $ 10.580   $ 10.600
                                       ========       ========   ========   ========   ========   ========
Total return (%)..................         3.06           3.07      14.37       (.74)      7.82       7.17
Ratios to average daily net assets
  (%):
  Expenses........................          .68            .70        .68        .68        .70        .88
  Net investment income...........         3.28           5.97       6.24       6.33       5.96       7.69
Supplemental data:
  Net assets at end of period (in
    thousands)....................     $151,118       $150,006   $147,370   $143,790   $204,381   $136,896
  Portfolio turnover rate (%).....           86             66         54         63        114         47

---------------

(a) Ratios are annualized except total returns for periods less than one year.

 30  William Blair Mutual Funds, Inc.                              June 30, 1997

 ................................................................................
READY RESERVES FUND
 ................................................................................

                                                                                  YEARS ENDED DECEMBER 31,
                                   SIX MONTHS ENDED   ----------------------------------------------------
                                   JUNE 30, 1997(A)       1996       1995       1994       1993       1992
                                   ----------------   --------   --------   --------   --------   --------

Net asset value, beginning of
  period..........................     $   1.00       $   1.00   $   1.00   $   1.00   $   1.00   $   1.00

Income from investment operations:

  Net investment income...........          .03            .05        .05        .04        .03        .03

  Net realized loss on
    investments...................           --             --         --       (.01)        --         --
                                       --------       --------   --------   --------   --------   --------
Total from investment
  operations......................          .03            .05        .05        .03        .03        .03

Less distributions:

  Net investment income...........          .03            .05        .05        .04        .03        .03
                                       --------       --------   --------   --------   --------   --------
Total distributions...............          .03            .05        .05        .04        .03        .03
                                       --------       --------   --------   --------   --------   --------

Capital contribution..............           --             --         --        .01         --         --
                                       --------       --------   --------   --------   --------   --------
Net asset value, end of period....     $   1.00       $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                       ========       ========   ========   ========   ========   ========
Total return (%)..................         2.43           4.81       5.45       3.67(b)     2.64      3.32

Ratios to average daily net assets
  (%):

  Expenses........................          .69            .71        .72        .71        .71        .71

  Net investment income...........         2.41           4.78       5.30       3.61       2.61       3.27

Supplemental data:

  Net assets at end of period (in
    thousands)....................     $894,518       $760,808   $703,993   $521,277   $477,268   $448,797

---------------

(a) Ratios are annualized except total returns for periods of less than one year.

(b) The total return includes the impact of the Company's capital contribution. Without the Company's capital contribution, the total return would have been 3.40%.

June 30, 1997                                            Semi-Annual Report   31

                               ------------------------------------------------
                               BOARD OF DIRECTORS
                               ------------------------------------------------
                               CONRAD FISCHER, CHAIRMAN
                               Principal, William Blair & Company, L.L.C.

                               VERNON ARMOUR
                               Private Investor

                               GEORGE KELM
                               Retired Chairman of the Board, Sahara Coal
                               Company, Inc.

                               JAMES M. MCMULLAN
                               Principal, William Blair & Company, L.L.C.

                               ANN P. MCDERMOTT
                               Director and Trustee
                               Profit and not-for-profit organizations

                               JOHN B. SCHWEMM
                               Retired Chairman and CEO, R.R. Donnelley &
                               Sons Company

                               W. JAMES TRUETTNER, JR.
                               Principal, William Blair & Company, L.L.C.

                               -------------------------------------------------
                               OFFICERS
                               -------------------------------------------------

                               Rocky Barber, President
                               Mark A. Fuller, III, Senior Vice President
                               W. George Greig, Senior Vice President
                               Glen A. Kleczka, Senior Vice President
                               Bentley M. Myer, Senior Vice President
                               Norbert W. Truderung, Senior Vice President
                               James S. Kaplan, Vice President
                               John P. Kayser, Vice President
                               Terence M. Sullivan, Vice President and Treasurer Janet V. Gassmann, Secretary

                               INVESTMENT ADVISER
                               William Blair & Company, L.L.C.

                               TRANSFER AGENT
                               State Street Bank and Trust Company
                               P.O. Box 9104
                               Boston, MA 02266-9104
                               1-800-635-2886
                               (Massachusetts 1-800-635-2840)



                               William Blair Mutual Funds, Inc.
                               222 West Adams Street
                               Chicago, Illinois 60606